Other Financial Assets - Summary Of Composition Of The Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ 57,944,523	$ 68,497,221
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	26,404,763	19,599,371
Receivables from other spot sales pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	10,245,861	13,401,002
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	4,508,266	4,033,290
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	16,005,430	30,130,186
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	488,596	176,965
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	382,648	1,207,925
Subtotal [Member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	58,035,564	68,548,739
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Composition	$ (91,041)	$ (51,518)